RISK MANAGEMENT - Credit concentration by economic group (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Loans and advances	$ 253,951,647	$ 269,923,739
20 largest economic groups
RISK MANAGEMENT
Loans and advances	$ 34,134,547	$ 33,413,138